Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets, net consist of the following:

	September 30, 2025	September 30, 2024
	US$	US$
University relationship	377,587	377,587
Education license/certificate	28,240	28,240
In-process course curriculum	26,067	26,067
Accreditations and licensing*	2,202,793	2,202,793
Accredited curriculum	1,670,461	1,670,461
Articulation agreement	53,793	53,793
Brand related assets*	552,580	552,580
Total	4,911,521	4,911,521
Less: Accumulated depreciation	(668,098)	(447,295)
Intangible assets, net	4,243,423	4,464,226

*	(Indefinite-lived assets, not subject to amortization)